Consolidated Statements of Cash Flows (Parenthetical) - Long term debt (including current portion) [member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement [LineItems]
Opening Balance	$ 33,422	$ 61,391
Cash flows	(16,800)	(28,200)
Non-cash changes amortization of debt issuance cost	126	231
Closing balance	$ 16,748	$ 33,422